Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the members of KNOT Offshore Partners LP	$ 61,102	$ 40,442	$ 27,392
Less: Distributions	61,528	56,921	40,481
Over distributed earnings	(426)	(16,479)	(13,089)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	59,846	39,675	26,856
Under (over) distributed earnings to general partners	$ 1,256	$ 767	$ 536
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 2.080	$ 2.030	$ 1.795
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 0.490
Common Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the members of KNOT Offshore Partners LP	$ 54,794	$ 25,038	$ 15,349
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	$ (417)	$ (11,060)	$ (7,916)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	23,917	16,705	11,209
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 2.291	$ 1.499	$ 1.369
Subordinated Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the members of KNOT Offshore Partners LP	$ 5,052	$ 14,637	$ 11,507
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners		$ (5,087)	$ (4,912)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	3,277	8,568	8,568
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.542	$ 1.708	$ 1.343
General Partner Unit [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the members of KNOT Offshore Partners LP	$ 1,256	$ 767	$ 536
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to general partners	$ (9)	$ (332)	$ (261)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	559	516	404
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 2.248	$ 1.487	$ 1.329